Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

FC Marketplace, LLC (the “Company”)

Credit Suisse Securities (USA) LLC (“Structuring Agent”)

(together, the “Specified Parties”)

Re: Small Business Lending Trust 2020-A – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “KPMG Final Test Tape - SBIZ 2020-A (2).xlsx” (the “Data File”), provided by the Company on December 10, 2019, containing certain information related to 150 small business receivables (the “Receivables”) as of the close of business on November 29, 2019 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Small Business Lending Trust 2020-A. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months, and 0.1%, respectively.

•	The term “Source Documents” means the following information sources provided by the Company:

-	Loan Agreement;

-	Electronic screenshots from the Company’s Asset System (“Company’s Asset System”);

-

An electronic data file entitled “loan-book_fc-capital_7c92ca12-c12b-4576-8e12-d8338e171fc0_2019-11-29.csv,” provided by the Structuring Agent on December 2, 2019, on behalf of the Company, containing “partner_id” for 1,433 small business receivables (the “Partner ID Data File”);

-

An electronic data file entitled “Non-electronic Confirmation.docx,” provided by the Company on December 6, 2019, containing screenshots of the Company’s internal system confirming automatic billing is switched off for the receivable (the “Non-Electronic Payment Confirmation”); and,

-

An electronic data file entitled “Marketing Channel Mapping.xlsx,” provided by the Company on December 10, 2019, containing a mapping between the field “partner_id” in the Partner ID Data File and Marketing Channel in the Data File (the “Marketing Channel Mapping”).

a.

We were instructed by the Company to randomly select a sample of 150 small business receivables from the Partner ID Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Receivables we were instructed to randomly select from the Partner ID Data File.

b.

For each Sample Receivable, we compared or recomputed the attributes listed below in the Data File to or using the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the methodologies and/or instructions provided by the Company listed below, for each of the specified attributes, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Documents/Methodologies/Instructions

Obligor Name	Loan Agreement

Obligor Industry	Company’s Asset System

Origination Date	Loan Agreement

Loan Monthly Payment	Loan Agreement

Obligor’s Original Principal Balance	Loan Agreement

Current Principal Balance	Company’s Asset System

Loan Purpose	Company’s Asset System

Obligor State	Company’s Asset System

Repeat Obligor	Company’s Asset System

APR/Interest Rate	Loan Agreement

FICO Score	Company’s Asset System

Internal Credit Score	Company’s Asset System

Year Founded

Company’s Asset System

For purposes of this procedure, the Company informed us that a Year Founded equal to “N/A” in the Data File means that the obligor is a Sole Proprietorship and should not have a populated Year Founded value in the Company’s Asset System.

Attribute	Source Documents/Methodologies/Instructions

Attribute	Source Documents/Methodologies/Instructions

Years in Business or Years in Operation	Company’s Asset System

Marketing Channel

Company’s Asset System or Marketing Channel Mapping

For purposes of this procedure, in instances where the Marketing Channel was “Referral Partner” in the Company’s Asset System, the Company instructed us to use the field “partner_id” in the Partner ID Data File and the Marketing Channel Mapping to compare the Marketing Channel in the Data File.

Maturity Date	Recompute as the Origination Date plus Original Term to Maturity

Company Type	Company’s Asset System

Original Term to Maturity	Loan Agreement

Remaining Term	Recompute as the difference between Original Term to Maturity and Seasoning

Seasoning	Recompute as the difference between the Cutoff Date and the Origination Date

Permitted Loan Modification Flag	Company’s Asset System For purposes of this procedure, the Company instructed us to confirm the Permitted Loan Modification Flag was “N” in the Data File.

Electronic or Non-Electronic Payments

Non-Electronic Payment Confirmation

For purposes of this procedure, the Company informed us that the absence of a Non-Electronic Payment Confirmation means the Sample Receivable should be listed as “Electronic” in the Data File.

Delinquency Loan Status	Company’s Asset System

We found the information in the Data File to be in agreement with the corresponding information in the respective Source Documents.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies and information indicated in the Data File or Source Documents, or instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, VA

January 10, 2020

Exhibit A

Sample Receivable Number	Loan Number	Sample Receivable Number	Loan Number	Sample Receivable Number	Loan Number
1	2149aea0-1e39-404e-bb01-9ec31f06fc80	51	d2377347-69ec-45f1-82e0-d646b9573c2f	101	aca091b3-c167-439f-8725-00b7d7507737
2	0dad834e-958e-4356-bb6e-8ce4ca034443	52	fcad1059-3459-45c9-87d1-2990663c5e21	102	1a2acef2-b410-4294-a535-d512a51121e6
3	c2b6c59c-2387-4a29-bf1c-3e1ab0d48c75	53	e29fa6eb-3144-45c7-8990-7bda1a4cb4fa	103	9e1fa096-5b05-4b6c-83a9-72197270d190
4	61f194a0-39b9-4311-a11e-721dc9f8af7c	54	dc3786c4-74e7-4387-889f-1521b34e0cf5	104	e0e7cced-bb78-4390-b6e2-9d404b09c862
5	9a33b4b1-f79e-4723-b3b2-d085f44b68f2	55	574cde1f-626e-4910-b2b4-e56902295243	105	51bea021-7b04-42be-8064-e8b1805ab85d
6	7c8ffc30-bcc5-443f-896f-a11967a8dff1	56	1e484b0c-612a-4483-887d-3286c2c9de1a	106	abe10e6d-4e1e-44a9-a9ae-d68d935f7e6d
7	62912d5c-d795-4fe1-ab28-ce62b627ded2	57	f24bdbc8-2c89-4b5d-a699-41b10c01e226	107	f51b1664-1879-4428-92fc-8b70efa3e16c
8	a7565bc5-8b9a-4e12-9f54-0947cf4de5d4	58	c4a9e4ba-c433-4058-98a1-e06dfb150a2b	108	807b92a6-8dbe-4a81-b68d-1fc5ee24f42e
9	d947eaaf-1097-46eb-829f-e4dcbae08c85	59	7720eed0-78c3-462e-8d9d-d45245da97b7	109	fdfa122a-0fde-4110-a5e0-f8a36d719e2f
10	56b0fd1d-e282-4fd8-8769-555c2701b728	60	7e38b227-e186-487e-8755-2a6fe59b19ad	110	09c77a2e-2eda-4210-a1ff-6705af3d7085
11	679c4321-5497-4c12-93cd-df6a2392ab42	61	bdb19add-56f7-499e-8d5d-b590f9d1be82	111	c0912bac-52ee-4da9-a2f2-23b776e15f55
12	ff958236-67c4-4955-897f-7809d0836703	62	c26cc50a-dfc4-48af-8428-423baa3ac938	112	4b322fed-747f-4f6f-9204-98e1778ab64c
13	aaad13b4-2226-4dc9-8991-af60cd791f9a	63	06a8c360-fbde-45b4-a796-099315a23fda	113	e98483b1-d214-4b78-a175-b7da5b37a7c5
14	55f61c5e-3764-4e8e-9afa-2f142dbecd19	64	a2494a1f-fd9a-410f-a3b3-ac46477b39f4	114	0fa59514-7124-43a8-b0ca-fc3569252923
15	55f6b74c-1c4b-49e9-b489-d8e43d34b442	65	89531800-20b4-4b8d-81cd-eb899725050b	115	4aa93c07-11fc-4996-bf24-ba901f7eb9d4
16	ed730b3f-5f1f-40df-b4b9-f1c655947c8c	66	96316dbd-352d-45fc-b303-c50fb022dfb4	116	dec690d2-e1c3-4131-b7bc-2e941af71801
17	4296c058-6af1-4869-ba45-84856b9a7620	67	efd6297b-10f9-4529-931a-f2e7d321d41a	117	93f8050c-72ec-48aa-b2c5-7cceb2fe3d89
18	0f442bbb-0646-4eab-b000-ac0d1c6c8405	68	120103e0-fbc7-4d06-9906-c1b717c2a6d6	118	ab9b5217-ce36-468e-bf57-ee7a0e389cd3
19	180601d8-346f-4f53-9a58-27e7dbc1ebc4	69	622ed72c-53ba-4f26-af59-4aac8d4c2139	119	69b30ee5-566f-495f-b21a-08f917e760d1
20	4628cdae-57bc-40af-94f4-5ed6d1eaf429	70	9abe99f7-44e0-4a20-b11b-7595f74f40ed	120	2cd1bb7f-430b-40f4-a5fb-ac82eacaeb4b
21	5192cc6a-9c03-447b-a829-2202f66c316d	71	3b170368-3ec2-4922-8000-26dda1ee42a1	121	44cc4756-ca62-4e10-9aa5-c8aadc889532
22	4cb95cdc-fa46-445b-a5b8-a415616d0ac5	72	55948e3b-88b8-40ad-8f17-b6ac39c63700	122	916201d2-5979-4c6b-923e-7aea9d3578f1
23	b6a8cb8c-2c70-4ab7-b24d-793ce6678d90	73	4ab81203-6eec-4194-9c56-a1064a0ec5fa	123	07b92837-5ac4-41b0-b4c8-c69ba5f7b96a
24	e2420a9c-8d95-4af1-b213-349af4647229	74	0866a6c2-3dfb-49f0-9355-8c9969e24487	124	496aca13-7d53-4b07-ac5b-64d5daa867c8
25	4600ac37-a647-410e-855e-41fc02bad991	75	39b90c9d-028b-43e4-9e82-eabe98b87165	125	1523a1b3-4216-47c1-a823-16b55f443372
26	1436aab3-e77c-4fda-b501-24470ef71e2a	76	117480c4-4fbf-454d-abfb-55c333b2b246	126	b6910558-896b-415a-8db9-6a4a0bf79276
27	b897f8aa-5e2f-4a5b-9ac3-401f01967a44	77	6ce78304-ea82-402b-b33f-f9334539f5a3	127	0efc3db5-9463-4f6f-be19-8d357475718f
28	6c0fa956-a0a1-433b-83f8-192648cc97b8	78	d60a1b34-9f98-4b63-8e49-90b2ba401b85	128	0453a346-234a-4cbb-9c34-56bff69ce471
29	151bff2e-674f-48c2-a7e2-4cac9008fe8a	79	930566c5-52c1-4eae-90d9-05fadbcdfbbd	129	16a414cc-76cc-40b9-80cf-b913d0cd4cc5
30	f6a1f5b4-6137-4583-ac31-65d89804278f	80	43d0c507-8183-4f40-b3b3-acf2e6ce3969	130	7fd4f8da-c61d-4e41-a0d6-9b55a425ff98
31	46f089c6-2f52-42e8-a8d2-39c72e55afd0	81	6e2231e2-65bc-4921-80a4-b664aaf93fbf	131	bc301769-6098-4399-8d45-cc21835881e9
32	5ca8b65d-53f0-4010-8e8e-3bc5894ab539	82	9041dc9f-5e59-4a09-9d0a-673ba6473258	132	c04710e1-ffef-4918-a159-21f8b2ed5400
33	9dd64913-9ce9-460f-9cf2-2b0cba2cee95	83	ab9525cc-c967-43b4-b65e-95702ad7ccba	133	e412662d-e6b9-45e2-a627-80f5cb0e705f
34	e6368b00-2a8a-4575-aae9-502472581750	84	dab486c0-e087-4117-bf16-400737eae5bd	134	77915d58-d55a-4742-8fd3-c4e7b3a67e32
35	9fe70e6c-fb03-4bbe-a198-83bfe17a72e2	85	6caf62df-4fd5-46ab-a1e2-f962afe4e3ba	135	1e1ac1ea-2d38-4868-9fdf-6e8fab6ff5a2
36	1b88b224-4e6e-4928-8b14-7e887cef8127	86	38ea05a8-d34c-4685-b099-9f92edf9b32f	136	7a74ca2d-839e-401d-bc58-b51b316179c8
37	20f14118-d3cc-4cb1-b929-a17f19a45c05	87	98406b37-8c04-4411-803d-ef64ac7759c9	137	523d2cf8-123e-413d-aaf6-66d302957d65
38	4264d10a-ecba-4d5f-a6c5-1f8203e37da7	88	f87a4a15-6470-45d0-9cd4-24ba6875a63a	138	018a36bb-4cf1-4c68-b499-d6ebf273bdc4
39	c2d98fb3-ed32-4646-8c14-8ee14598ac4d	89	713c6d52-f6f1-4f6b-be09-a4614fb37947	139	f1729ff3-89ac-4dd9-b983-f7b4baa7becb
40	bff01ce5-ebf3-42a1-8fb1-621395b844c5	90	1c4aaca6-947e-49e8-bcd7-7059e48d541e	140	fa4db59e-03b3-43b8-a901-0153821be932
41	6c230100-c999-4493-902b-6d43d63c8595	91	ff0aacbf-9600-4ebe-9f02-cb4d097d5130	141	28029945-9985-430f-8aba-8933b2688670
42	121e8b86-dcad-43d5-88d9-f87ddbefa6f5	92	7809b014-c387-4c88-a71f-309992ccabe7	142	9ad68341-2df9-493c-94da-86814ba32a99
43	d2bc82e3-5d14-4a30-ac99-7117abad9717	93	1a4f344d-6256-487b-84b0-221d48eb98a7	143	02712131-8264-4bde-be82-4bb6ba84daca
44	81c0fe33-18d6-4993-a342-ff164d8d1d51	94	c66a388b-496a-449c-b362-ca79f3fa489c	144	6def9940-b28f-49eb-96fa-c6272c4523e5
45	aaca6fc7-0d5f-4067-a763-e2b998397587	95	a1620dce-fbcd-4263-bbbf-416dacd697f6	145	b1c1e098-f11f-4c36-9f9a-b271f49dc9c7
46	0e612358-b609-4edc-8d22-41fe700a168e	96	ba3f558d-0be3-44f9-aaa0-2013ee409eb3	146	01602527-f01e-42f7-b9e8-10126c46c02b
47	1f617e61-a1de-439f-9b0f-da29b59cfb60	97	9061dfdb-b3a7-402e-80d8-917d4f8e4ae9	147	1ecdad57-1a98-4396-ac4c-c2192a997049
48	16f70543-bfba-4fec-ae64-be1752ac393e	98	922d033f-cca6-4d4a-ae7c-1f6bb7bc7dc6	148	9c36793a-6bc2-476b-b14a-46b85dd18e32
49	9f191f79-df76-44e8-97eb-1ecb3392c597	99	967da004-6f15-4394-9a08-a99ebb94921a	149	efaf1133-bf04-422b-bc1a-22a6609bc05f
50	16f44f9c-8af2-4922-baa7-ff13c51b67d9	100	85515225-62f2-43c8-b7b9-fc24549d89a8	150	f67ff1ea-2035-4b2b-a315-6e3b65977198